Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42672
Registrant Name	ALLIED GOLD CORPORATION
Entity Address, Address Line One	Royal Bank Plaza, North Tower
Entity Address, Address Line Two	200 Bay Street, Suite 2200
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2J3
City Area Code	833
Local Phone Number	363-4435
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AAUC
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	124,737,221
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Central Index Key	0001993344
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	CA
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	CT Corporation
Entity Address, Address Line Two	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940